Document and Entity Information	Jun. 16, 2023
Cover [Abstract]
Entity Registrant Name	CITIZENS FINANCIAL SERVICES INC
Amendment Flag	true
Entity Central Index Key	0000739421
Document Type	8-K/A
Document Period End Date	Jun. 16, 2023
Entity Incorporation State Country Code	PA
Entity File Number	001-41410
Entity Tax Identification Number	23-2265045
Entity Address, Address Line One	15 S Main St.
Entity Address, City or Town	Mansfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16933
City Area Code	(570)
Local Phone Number	622-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $1.00 Per Share
Trading Symbol	CZFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported in a Current Report on Form 8-K filed on June 16, 2023 (the “Initial Form 8-K”), on June 16, 2023, pursuant to the Agreement and Plan of Merger, dated October 18, 2022 (the “Merger Agreement”), by and between Citizens Financial Services, Inc., a Pennsylvania corporation (the “Company” or “CZFS”), HV Bancorp, Inc. (“HVBC”), Huntingdon Valley Bank, HVBC’s subsidiary bank (“HVB”), First Citizens Community Bank, the Company’s subsidiary bank (“FCCB”), and CZFS Acquisition Company, LLC, FCCB’s direct shareholder, (i) HVBC merged with and into CZFS, with CZFS being the surviving entity, and (ii) HVB merged with and into FCCB, with FCCB being the surviving entity (the “Merger”). This Form 8-K/A amends the Initial Form 8-K to include the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K and should be read in conjunction with the Initial Form 8-K.